Prospectus Supplement dated March 31, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19) / April 29, 2019	S-6471 R (4/13) / April 29, 2013
RiverSource ® Signature One Variable Annuity	240192 CF (4/19) / April 29, 2019
RiverSource ® Signature Variable Annuity	43444 CF (4/19) / April 29, 2919
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource Succession Select® Variable Life Insurance	S-6203 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CF (4/19) / April 29, 2019	S-6211 L (05/09) / May 1, 2009
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6185 R (5/08) / May 1, 2008
RiverSource ® Variable Universal Life Insurance	S-6194 CF (4/19) / April 29, 2019	S-6171 CF (4/19) / April 29, 2019
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
On February 10, 2020, shareholders approved a new investment sub-advisory agreement among Third Avenue Variable Series Trust, on behalf of Third Avenue VST Value Portfolio (the “Portfolio”), Third Avenue Management LLC and Cadence Capital Management LLC (“Cadence”). Effective March 16, 2020, the Portfolio implemented a multi-strategy approach where Cadence assumed sub-advisory responsibility for a portion of the Portfolio. Additionally, in connection with the approval of the sub-advisory agreement, the Portfolio changed its name to Third Avenue VST FFI Strategies Portfolio.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Third Avenue VST FFI Strategies Portfolio (previously Third Avenue VST Value Portfolio)	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC, advisor; Cadence Capital Management LLC, subadviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6194-3 A (03/20)
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